Consolidated Balance Sheets - USD ($)	Dec. 31, 2018	Mar. 31, 2018	Mar. 31, 2017
Current Assets:
Cash	$ 99,685	$ 72,038	$ 172,295
Accounts Receivable(net allowance of $110,066, $111,301, and $23,959 respectively )	110,101	69,050	27,084
Prepaid expenses and other current assets	60,093	6,033
Inventory	199,485	134,784	107,181
Total current assets	469,364	281,905	306,560
Property and equipment, net	14,178	18,490	60,573
Other Assets:
Patent, net	35,436	38,740	43,146
Deposits	6,191	6,191	17,211
Total other assets	41,627	44,931	60,357
Total Assets	525,169	345,326	427,490
Current Liabilities:
Accounts payable	113,249	80,439	128,483
Accrued expenses	70,597	93,987	6,600
Accrued settlement	231,323	231,323	223,500
Notes payable - related parties	59,558	59,558	59,558
Total current liabilities	474,727	465,307	418,141
Total liabilities	474,727	465,307	418,141
Commitments and contingencies
Stockholders' (Deficit) Equity:
Convertible preferred stock with liquidation preference, par value of $0.001 pre share,10,000,000 shares authorized: 5,200,000 issued and outstanding	5,200	5,200	5,200
Common stock, par value $0.001 per share, 75,000,000 shares authorized; 51,238,400, 46,150,207 and 42,287,499 shares issued and outstanding as of December 31, 2018, March 31, 2018 and March 31, 2017 respectively	51,240	46,150	42,287
Additional paid-in capital	27,142,208	25,326,876	23,746,430
Accumulated deficit	(27,148,206)	(25,498,207)	(23,784,568)
Total stockholders' (Deficit)Equity	50,442	(119,981)	9,349
Total Liabilities and Stockholders' (Deficit) Equity	$ 525,169	$ 345,326	$ 427,490